Auditor's remuneration paid to Ernst & Young LLP	12 Months Ended
Feb. 15, 2018
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Auditor's remuneration paid to Ernst & Young LLP

4. Auditor’s remuneration paid to Ernst & Young LLP

	2017 $m	2016 $m	2015 $m
Audit of the Financial Statements[a]	3.0	2.4	2.5
Audit of subsidiaries	2.2	2.2	2.1
Audit-related assurance services	0.2	0.2	0.2
Other assurance services	1.0	1.2	0.9
Tax compliance	0.1	0.4	0.2
Tax advisory	—	0.1	0.1
Other non-audit services not covered by the above	0.2	0.1	0.4

	6.7	6.6	6.4

[a]	Includes $0.5m of additional fees for specific procedures performed in relation to the implementation of new accounting standards.

Audit fees in respect of the pension scheme were not material.